RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

22. RELATED PARTY BALANCES AND TRANSACTIONS

Name	Relationship with the Group
Xiaomi Communication Technology Co. Ltd.(“Xiaomi Communication”)	Controlled by one of the Company’s shareholders
Xiaomi Technology Co. Ltd. (“Xiaomi Technology”)	Controlled by one of the Company’s shareholders
Guangzhou Xiaomi Information Service Co. Ltd (“Xiaomi Information”)	Controlled by one of the Company’s shareholders
Youpin Information Technology Co. Ltd. (“Youpin Information”, together with Xiaomi Communication, Xiaomi Technology, Xiaomi Information as “Xiaomi”)	Controlled by one of the Company’s shareholders
Hefei Huaheng Electronic Technology Co. Ltd. (“Hefei Huaheng”)	Controlled by one of the Company’s shareholders
Shenzhen Yunding Information Technology Co., Ltd. (“Yunding”)	Significant influence by the Group
Hefei Jingyu Micro-electronics (“Hefei Jingyu”)	Significant influence by the Group
Gongqingcheng Yunding Ruiheng Investment Partnership (Limited Partnership). (“Gongqingcheng Yunding”)	Controlled by the founder of a company that the Group can exercise significant influence
Hefei Yizhi Electronic Technology Co., Ltd (“Hefei Yizhi”)	Controlled by one of the Company’s shareholders
Hefei Zepp Medical System Co., Ltd. (“Field Medical”)	Controlled by one of the Company’s shareholders
A vice president	Key management

22. RELATED PARTY BALANCES AND TRANSACTIONS - CONTINUED

(1)Balances:

	As of December 31,
	2021	2022
	RMB	RMB
Amount due from related parties:
Current:
Xiaomi Communication (a)	286,341	117,944
Field Medical (b)	—	10,375
Hefei Jingyu	1,101	2,648
Hefei LianRui Microelectronics Technology Co. Ltd	2,452	2,452
Yunding (c)	2,330	2,330
Gongqingcheng Yunding (d)	2,500	2,500
Others (a)	890	365
Non-current
A vice president (e)	—	6,333
Total	295,614	144,947

	As of December 31,
	2021	2022
	RMB	RMB
Amount due to related parties, current:
Hefei Jingyu	48,052	36,864
Xiaomi Communication	—	2,087
Xiaomi Technology(f)	1,562	1,965
Others	509	62
Total	50,123	40,978

22. RELATED PARTY BALANCES AND TRANSACTIONS - CONTINUED

(2)Transactions:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Sales to related parties:
Xiaomi Communication	4,447,957	3,340,857	1,697,053
Xiaomi Youpin	—	9,175	6,942
Others	1,800	—	—
Total	4,449,757	3,350,032	1,703,995

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Purchase from related parties
Hefei Jingyu (g)	—	146,847	222,174
Others	12,000	—	—
(a)	The amount due from Xiaomi represents receivables from the sales of products and services, which includes an unbilled amount of RMB64,129 and RMB2,613 as of December 31, 2021 and 2022, respectively.
(b)	The amount due from Field Medical represents borrowings the Group provided to Field Medical to support the daily operation.
(c)	The amount due from Yunding represents prepayment for the purchase of Yunding’ products which was collected in March 2023.
(d)	In December 2020, the Group sold 26.7% equity interest in Yunding for a cash consideration of RMB22,500 to Gongqingcheng Yunding, of which RMB20,000 has been received in January 2021.
(e)	The amount due from a vice president represents a loan provided to a key management.
(f)	The amounts due to Xiaomi Technology represent the payable for the cloud service received by the Group.
(g)

Hefei Jingyu is a subsidiary of Jiangsu Yitong, where the Group can exercise significant influence. During 2021 and 2022, the Group purchased some raw material from Hefei Jingyu with total transaction amount of RMB146,847 and RMB222,174.